Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 1,159,901	$ 845,054
Accounts receivable:
Revenue	1,608,509	752,845
Joint interest billings and other	1,557,095	258,340
Firm transportation contract obligations	1,034,958
Due from related parties (note 12)	17,138
Prepaid expense, deposits and other current assets	140,598	84,941
Deferred offering costs		169,283
Derivative assets	218,090	170,840
Total current assets	5,736,289	2,281,303
Oil and gas properties, at cost, net (based on the full cost method of accounting for oil and gas properties) (note 6)	51,967,833	23,578,264
Other property and equipment, net	188,688	80,703
Total property and equipment, net	52,156,521	23,658,967
Investments in affiliates	1,098,553	582,745
Other long-term assets	2,317,548	463,110
Total assets	61,308,911	26,986,125
Current liabilities:
Accounts payable and accrued liabilities	5,023,670	1,632,193
Firm transportation contract obligations	2,723,575
Total current liabilities	7,747,245	1,632,193
Non-current liabilities:
Due to related parties (note 12)		3,073,036
Asset retirement obligation (note 2)	2,124,939	351,954
Firm transportation contract obligations	4,752,304
Notes payable (note 7)	8,508,383	3,116,383
Total non-current liabilities	15,385,626	6,541,373
Commitments (note 14)
Stockholders' equity:
Preferred stock, $0.01 par value; authorized 1,000,000 shares, no shares issued and outstanding at September 30, 2011 and December 31, 2010
Common stock, $0.01 par value; authorized 200,000,000 shares, 114,185,405 and 47,903,442 shares issued and 114,185,405 and 47,163,079 shares outstanding at September 30, 2011 and December 31, 2010, respectively	1,141,854	479,034
Additional paid-in capital	53,961,892	27,700,646
Non-controlling interests	5,735,268	637,612
Treasury stock, at cost		(693,820)
Accumulated deficit	(22,662,974)	(9,310,913)
Total stockholders' equity	38,176,040	18,812,559
Total liabilities and stockholders' equity	$ 61,308,911	$ 26,986,125